Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The consolidated financial statements are presented in U.S. dollars and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and as amended by Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of the financial position, results of operations and cash flows for the interim periods presented.  The December 31, 2020 condensed consolidated balance sheet data was derived from audited financial statements, but does not include all disclosures required by GAAP.  Results for interim periods should not be considered indicative of results for any other interim period or for the full year.

The consolidated financial statements include the accounts of PARTS iD, Inc. and its wholly-owned subsidiary PARTS iD, LLC. All intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation and Principles of Consolidation

The consolidated financial statements are presented in U.S. dollars and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and as amended by Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

The consolidated financial statements include the accounts of PARTS iD, Inc. and its wholly-owned subsidiary PARTS iD LLC. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Critical accounting estimates are estimates for which (a) the nature of the estimate is material due to the level of subjectivity and judgment necessary to account for highly uncertain matters or the susceptibility of such matters to change and (b) the impact of the estimate on financial condition or operating performance is material. The Company’s critical accounting estimates and assumptions affecting the financial statements include revenue recognition, return allowances, allowance for doubtful accounts, depreciation, inventory valuation, valuation of deferred income tax assets and the capitalization and recoverability of software development costs.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Critical accounting estimates are estimates for which (a) the nature of the estimate is material due to the level of subjectivity and judgment necessary to account for highly uncertain matters or the susceptibility of such matters to change and (b) the impact of the estimate on financial condition or operating performance is material. The Company’s critical accounting estimates and assumptions affecting the financial statements include revenue recognition, return allowances, allowance for doubtful accounts, depreciation, inventory valuation, valuation of deferred income tax assets and the capitalization and recoverability of software development costs.

Cash		Cash The Company considers all immediately available cash and any investments with original maturities of three months or less, when acquired, to be cash equivalents.
Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that expose the Company to a concentration of credit risk principally include cash and accounts receivable balances. The Company maintains all of its cash in high credit quality financial institutions located in the United States. Amounts on deposit may at times exceed the Federal Deposit Insurance Corporation (FDIC) insurance limit. The Company has not experienced any losses in such accounts. Accordingly, management believes that its credit risk relating to cash is minimal. The Company manages accounts receivable credit risk through its policy of limiting extensions of credit to customers. Substantially all customer orders are paid by credit card at the point of sale.

Accounts Receivable

Accounts Receivable

Accounts receivable balances include amounts due from customers. The Company periodically reviews its accounts receivable balances to determine whether an allowance for doubtful accounts is necessary based on an analysis of past due accounts, historical occurrences of credit losses, existing economic conditions, and other circumstances that may indicate that the realization of an account is in doubt. As of December 31, 2020 and December 31, 2019, the Company determined that an allowance for doubtful accounts was not necessary.

Inventory

Inventory

Inventories consist of purchased goods that are immediately available-for-sale and are stated at the lower of cost or net realizable value, determined using the first-in first-out method. Risk of loss and the transfer of title from the supplier to the Company occurs at the shipping point.

Merchandise-in-transit directly from suppliers to customers is recorded in inventory until the product is delivered to the customer. As of December 31, 2020 and 2019, merchandise-in-transit amounted to $4,208,514 and $2,662,933, respectively.

Other Current Assets		Other Current Assets Other current assets include advances to vendors and claims receivables from the vendors amounting to $3,708,759 and $1,620,043, as of December 31, 2020 and 2019, respectively.
Website and Software Development

Website and Software Development

The Company capitalizes certain costs associated with website and software developed for internal use in accordance with Accounting Standards Codification (“ASC”) 350-50, Intangibles – Goodwill and Other – Website Development Costs and ASC 350-40, Intangibles – Goodwill and Other – Internal Use Software when both the preliminary project design and the testing stage are completed and management has authorized further funding for the project, which it deems probable of completion and to be used for the function intended. Capitalized costs include amounts directly related to website and software development such as contractors’ fees, payroll and payroll-related costs for employees who are directly associated with and who devote time to the internal-use software project. Capitalization of such costs ceases when the project is substantially complete and ready for its intended use. Capitalized costs are amortized over a three-year period commencing on the date that the specific module or platform is placed in service. Costs incurred during the preliminary stages of development and ongoing maintenance costs are expensed as incurred.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation of property and equipment is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Asset Class	Estimated useful lives
Video and studio equipment	5 years
Website and internally developed software	3 years
Computer and electronics	5 years
Vehicles	5 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of useful life or lease term

Intangible Assets

Intangible Assets

Intangible assets consist of indefinite-lived domain names and are stated at cost less impairment losses, if any. The Company reviews its intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the intangible asset may not be recoverable. When such events occur, the Company compares the carrying amount of the asset to the undiscounted expected future cash flows related to the asset. If the comparison indicates that an impairment exists, the amount of the impairment is calculated as the difference between the excess of the carrying amount over the fair value of the asset. The Company has determined that there were no triggering events in the years ended December 31, 2020 and 2019, and no impairment charges were necessary.

Revenue Recognition

Revenue Recognition

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”). This standard replaced all previous accounting guidance on this topic, eliminated all industry-specific guidance and provided a unified model to determine how revenue is recognized. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In doing so, companies need to use more judgment and make more estimates than under prior guidance. Judgments include identifying performance obligations in the contract, estimating the amount of consideration to include in the transaction price, and allocating the transaction price to each performance obligation.

Effective January 1, 2019 the Company elected to adopt ASU 2014-09 using the modified retrospective method which applied to all new contracts initiated on or after January 1, 2019 and all open contracts which had remaining obligations as of that date. Prior period amounts were not adjusted and continue to be reported in accordance with the Company’s historical accounting practices under Topic 605. The adoption of ASU 2014-09 did not have a material impact on the Company’s balance sheets and financial results for the year ended December 31, 2019 and there was no cumulative effect to accumulated deficit on the date of adoption.

In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps (i) identifies contracts with customers; (ii) identifies performance obligation(s); (iii) determines the transaction price; (iv) allocates the transaction price to the performance obligation(s); and (v) recognizes revenue when (or as) the Company satisfies each performance obligation.

The Company recognizes revenue on product sales through its website as the principal in the transaction as the Company has concluded it controls the product before it is transferred to the customer. The Company controls products when it is the entity responsible for fulfilling the promise to the customer and takes responsibility for the acceptability of the goods, assumes inventory risk from shipment through the delivery date, has discretion in establishing prices, and selects the suppliers of products sold.

Sales discounts earned by customers at the time of purchase and taxes collected from customers, which are remitted to governmental authorities, are deducted from gross revenue in determining net revenue. Allowances for sales returns are estimated and recorded based on historical experience and reduce product revenue, inclusive of shipping fees, by expected product returns. Net allowances for sales returns at December 31, 2020 and 2019, were $1,062,077 and $495,697, respectively.

The Company also earns advertising revenues through sales of media space on its e-commerce site. Advertising revenue is recognized during the period in which the advertisements are displayed on the Company’s e-commerce site. Advertising revenue amounted to $392,262 and $305,863 for the years ended December 31, 2020 and 2019, respectively.

The Company has two types of contractual liabilities: (i) amount received from customers prior to the delivery of products are recorded as customer deposits in the accompanying balance sheets and are recognized as revenue when the products are delivered, amounting to $16,185,648 and $8,599,914 at December 31, 2020 and 2019, respectively and (ii) site credits (which are initially recorded in accrued expenses and are recognized as revenue in the period they are redeemed) amounting to $2,422,051 and $1,933,895 at December 31, 2020 and 2019, respectively.

Cost of Goods Sold		Cost of Goods Sold Cost of goods sold consists of the cost of product sold to customers, plus shipping and handling costs and shipping supplies, net of vendor rebates.
Income Taxes

Income Taxes

The Company is a C-corporation for U.S. federal income tax purposes. Accordingly, the Company accounts for income taxes in accordance with the provisions of ASC 740 Income Taxes (“ASC 740”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and net operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates for years in which those temporary differences are expected to be recovered or settled. The measurement of deferred tax assets is reduced by the amount of any tax benefit that, based on available evidence, is not expected to be realized, and a corresponding allowance is established. The current income tax provision reflects the tax consequences of revenues and expenses currently taxable or deductible on the Company’s various income tax returns for the reporting year.

ASC 740 also provides guidance on the accounting for uncertain tax positions recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Based on the Company’s evaluation, management concluded that there are no significant uncertain tax positions requiring recognition in the Company’s financial statements. The Company files U.S. federal and State of New Jersey tax returns and had no unrecognized tax benefits at December 31, 2020 and 2019.

The Company’s policy for recording interest and penalties associated with audits is to record such expense as a component of income tax expense. There were no amounts accrued for penalties or interest as of or during the years ended December 31, 2020 and 2019. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its filing positions.

Earnings (Loss) Per share

Earnings (Loss) Per share

The Company used the two-class method to compute earnings per common share because the Company had issued preferred securities that entitled the holder to participate in dividends and earnings of the Company. Under this method, net income (loss) is reduced by any dividends earned during the period. The remaining earnings (undistributed earnings) are allocated to Class A common stock and each series of preferred stock to the extent that each preferred security may share in earnings as if all of the earnings for the period had been distributed. The total earnings allocated to common stock is then divided by the number of outstanding shares to which the earnings are allocated to determine the earnings per share. The two-class method is not applicable during periods with a net loss, as the holders of the preferred stock have no obligation to fund losses.

Diluted net income per common share is computed under the two-class method by using the weighted-average number of shares of common stock outstanding, plus the potential dilutive effects of outstanding securities. There were no outstanding securities such as stock options, warrants, and convertible debt during the years ended December 31, 2020 and 2019. In addition, the Company analyzes the potential dilutive effect of the preferred stock under the “if-converted” method when calculating diluted earnings per share, in which it is assumed that the outstanding preferred stock converts into common stock at the beginning of the period or when issued if later. The Company reports the more dilutive of the approaches (two class or “if-converted”) as their diluted net income (loss) per share during the period.

The following table sets forth the computation of basic and diluted income (loss) per share for the periods indicated below:

	For the year ended December 31,
	2020	2019
Net income (loss)	$2,113,829	$(655,840)
Less: Preferred stocks dividends	442,697	500,000
Less: Deemed Preferred dividends	15,000,000	-
Loss available to common shareholders	(13,328,868)	(1,155,840)

Weighted average number of shares (basic and diluted)	25,860,097	24,950,958
Basic and diluted earnings per share	$(0.52)	$(0.05)

New Accounting Standards

New Accounting Standards

In February 2016, the FASB issued ASU 2018-15, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40) (“ASU 2018-15”). The objective of this update is to align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The new standard was effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2019. The Company has adopted the standard effective with its fiscal year beginning January 1, 2020. The adoption had no significant impact on the consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) which requires the recognition of a “right of use” asset and a corresponding lease liability, initially measured at the present value of the lease payments, on the balance sheet for all of the Company’s lease obligations. This ASU is effective for fiscal years beginning after December 15, 2021. The Company is currently evaluating the effect that this pronouncement will have on its financial statements and related disclosures.

Stock Compensation Policy

Stock Compensation Policy

Compensation expense related to stock option awards and restricted stock units granted to certain employees, directors and consultants is based on the fair value of the awards on the grant date. If the service inception date precedes the grant date, accrual of compensation cost for periods before the grant date is based on the fair value of the award at the reporting date. In the period in which the grant date occurs, cumulative compensation cost is adjusted to reflect the cumulative effect of measuring compensation cost based on fair value at the grant date rather than the fair value previously used at the service inception date or any subsequent reporting date. Forfeitures are recorded as they occur. The Company recognizes compensation cost related to time-vested options and restricted stock units with graded vesting features on a straight-line basis over the requisite service period. Compensation cost related to a performance-vesting options and performance-based units, where a performance condition or a market condition that affects vesting exists, is recognized over the shortest of the explicit, implicit, or defined service periods. Compensation cost is adjusted depending on whether or not the performance condition is achieved. If the achievement of the performance condition is probable or becomes probable, the full fair value of the award is recognized. If the achievement of the performance condition is not probable or ceases to be probable, then no compensation cost is recognized.

Significant Accounting Policies

Significant Accounting Policies

There have been no significant changes from the significant accounting policies disclosed in Note 2 of the “Notes to Consolidated Financial Statements” included in our Annual Report on Form 10-K for the year ended December 31, 2020 (our “2020 Form 10-K”).